Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 03, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Equity 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Global All Cap Equity ex-U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Defensive Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Equity 500 Index II Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Global All Cap Equity ex-U.S. Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Cash Reserves Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Ultra Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Ultra Short Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Treasury Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street China Equity Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street ESG Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Target Retirement 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.